SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Summary of expected useful lives of property and equipment, net (Detail)	12 Months Ended
Sep. 30, 2022
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, expected useful lives	3 years
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, expected useful lives	4 years